Offsets	Jul. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Verano Holdings Corp.
Form or Filing Type	S-3
File Number	333-273161
Initial Filing Date	Jul. 07, 2023
Fee Offset Claimed	$ 110,200.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000.00
Termination / Withdrawal Statement	The registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $1,000,000,000, pursuant to a Registration Statement on Form S-3 (Registration No. 333-273161) filed with the Securities and Exchange Commission on July 7, 2023 (the "Prior Registration Statement") and declared effective on July 19, 2023. As of the date of this registration statement, the registrant did not sell any securities under the Prior Registration Statement, representing $110,200 in registration fees of such unsold securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $110,200 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder will continue to be applied to these securities included in this registration statement, and the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Verano Holdings Corp.
Form or Filing Type	S-3
File Number	333-273161
Filing Date	Jul. 07, 2023
Fee Paid with Fee Offset Source	$ 110,200.00
Offset Note	See Note 1.